ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2019
Disclosure of Estimations of Fair Value [Abstract]
Disclosure of fair value measurement [text block]

NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor.

An active market is a market where transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. A dirty price includes accrued and pending interest on the security, as from the date of issuance or last payment of interest, until the date in which the purchase and sale operation is due. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
•	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into account specific factors of the asset or liability.

Determining what is deemed as ‘observable’ requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1          Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2019 and 2018 on a recurring basis.

December 31, 2019

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,503,708	Ps.	922,052	Ps.	—	Ps.	2,425,760
Securities issued or secured by other Colombian Government entities		—		175,794		—		175,794
Securities issued or secured by foreign Governments		3,220		136,314		—		139,534
Securities issued or secured by central banks		—		13,966		—		13,966
Securities issued or secured by other financial entities		33,179		1,817,243		—		1,850,422
Securities issued or secured by non-financial sector entities		—		33,942		—		33,942
Others		—		33,695		—		33,695
Total trading investments	Ps.	1,540,107	Ps.	3,133,006	Ps.	—	Ps.	4,673,113
Investments in debt securities at fair value through profit or loss
Others		—		—		10,102		10,102
Total investments in debt securities at fair value through profit or loss	Ps.	1,540,107	Ps.	3,133,006	Ps.	10,102	Ps.	4,683,215
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		7,923,409		3,720,533		—		11,643,942
Securities issued or secured by other Colombian Government entities		191,994		273,684		—		465,678
Securities issued or secured by foreign Governments		9,954		4,987,476		—		4,997,430
Securities issued or secured by central banks		—		970,095		—		970,095
Securities issued or secured by other financial entities		237,887		2,817,038		—		3,054,925
Securities issued or secured by non-financial sector entities		—		34,840		—		34,840
Others		—		442,082		—		442,082
Total investments in debt securities at fair value through OCI	Ps.	8,363,244	Ps.	13,245,748	Ps.	—	Ps.	21,608,992
Total investments in debt securities	Ps.	9,903,351	Ps.	16,378,754	Ps.	10,102	Ps.	26,292,207

Equity securities
Trading equity securities		1,679		3,046,048		475,394		3,523,121
Investments in equity through OCI		1,174,959		46,228		106,905		1,328,092
Total equity securities	Ps.	1,176,638	Ps.	3,092,276	Ps.	582,299	Ps.	4,851,213

Held for trading derivatives
Currency forward		—		765,166		—		765,166
Debt securities forward		—		253		—		253
Interest rate swap		—		73,481		—		73,481
Currency swap		—		34,682		—		34,682
Currency options		—		43,852		—		43,852
Total held for trading derivatives	Ps.	—	Ps.	917,434	Ps.	—	Ps.	917,434
Hedging derivatives
Currency forward		—		166,598		—		166,598
Total hedging derivatives	Ps.	—	Ps.	166,598	Ps.	—	Ps.	166,598
Other account receivables
Financial assets in concession contracts		—		—		2,706,030		2,706,030
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,706,030	Ps.	2,706,030
Non- financial assets
Biological assets		—		—		104,857		104,857
Investment properties		—		—		928,566		928,566
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,033,423	Ps.	1,033,423
Total assets at fair value on recurring basis	Ps.	11,079,989	Ps.	20,555,062	Ps.	4,331,854	Ps.	35,966,905

Liabilities
Trading derivatives
Currency forward		—		815,393		—		815,393
Debt securities forward		—		574		—		574
Debt securities futures		52		—		—		52
Interest rate swap		—		64,500		—		64,500
Currency swap		—		31,982		—		31,982
Currency options		—		49,937		—		49,937
Total trading derivatives	Ps.	52	Ps.	962,386	Ps.	—	Ps.	962,438
Hedging derivatives
Currency forward		—		90,726		—		90,726
Interest rate swap		—		3,572		—		3,572
Total hedging derivatives	Ps.	—	Ps.	94,298	Ps.	—	Ps.	94,298
Total liabilities at fair value on recurring basis	Ps.	52	Ps.	1,056,684	Ps.	—	Ps.	1,056,736

December 31, 2018

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,109,574	Ps.	161,068	Ps.	—	Ps.	2,270,642
Securities issued or secured by other Colombian Government entities		19,606		108,940		—		128,546
Securities issued or secured by foreign Governments		—		98,155		—		98,155
Securities issued or secured by central banks		—		12,914		—		12,914
Securities issued or secured by other financial entities		—		1,218,751		—		1,218,751
Securities issued or secured by non-financial sector entities		—		29,122		—		29,122
Others		—		4,848		—		4,848
Total trading investments	Ps.	2,129,180	Ps.	1,633,798	Ps.	—	Ps.	3,762,978
Investments in debt securities at fair value through profit or loss
Others		—		17,523		13,733		31,256
Total investments in debt securities at fair value through profit or loss	Ps.	2,129,180	Ps.	1,651,321	Ps.	13,733	Ps.	3,794,234
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		8,208,778		2,316,996		—		10,525,774
Securities issued or secured by other Colombian Government entities		232,312		265,323		—		497,635
Securities issued or secured by foreign Governments		91,315		2,924,241		—		3,015,556
Securities issued or secured by central banks		—		1,131,740		—		1,131,740
Securities issued or secured by other financial entities		279,653		3,028,827		—		3,308,480
Securities issued or secured by non-financial sector entities		—		209,940		—		209,940
Others		—		246,632		—		246,632
Total investments in debt securities at fair value through OCI	Ps.	8,812,058	Ps.	10,123,699	Ps.	—	Ps.	18,935,757
Total investments in debt securities	Ps.	10,941,238	Ps.	11,775,020	Ps.	13,733	Ps.	22,729,991

Equity securities
Trading equity securities		3,060		2,212,915		456,673		2,672,648
Investments in equity through OCI		935,737		51,224		103,640		1,090,601
Total equity securities	Ps.	938,797	Ps.	2,264,139	Ps.	560,313	Ps.	3,763,249

Held for trading derivatives
Currency forward		—		616,116		1,683		617,799
Debt securities forward		—		71		—		71
Interest rate swap		—		43,181		—		43,181
Currency swap		—		48,546		—		48,546
Currency options		—		59,089		—		59,089
Total held for trading derivatives	Ps.	—	Ps.	767,003	Ps.	1,683	Ps.	768,686
Hedging derivatives
Currency forward		—		30,138		—		30,138
Total hedging derivatives	Ps.	—	Ps.	30,138	Ps.	—	Ps.	30,138
Other account receivables
Financial assets in concession contracts		—		—		2,488,414		2,488,414
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,488,414	Ps.	2,488,414
Non- financial assets
Biological assets		—		—		84,206		84,206
Investment properties		—		—		836,324		836,324
Total non- financial assets	Ps.	—	Ps.	—	Ps.	920,530	Ps.	920,530
Total assets at fair value on recurring basis	Ps.	11,880,035	Ps.	14,836,300	Ps.	3,984,673	Ps.	30,701,008

Liabilities
Trading derivatives
Currency forward		—		583,242		5,779		589,021
Debt securities forward		—		2,730		—		2,730
Debt securities futures		32		—		—		32
Interest rate swap		—		32,380		—		32,380
Currency swap		—		148,378		—		148,378
Currency options		—		38,764		—		38,764
Total trading derivatives	Ps.	32	Ps.	805,494	Ps.	5,779	Ps.	811,305
Hedging derivatives
Currency forward		—		195,539		—		195,539
Total hedging derivatives	Ps.	—	Ps.	195,539	Ps.	—	Ps.	195,539
Total liabilities at fair value on recurring basis	Ps.	32	Ps.	1,001,033	Ps.	5,779	Ps.	1,006,844

5.2          Items Measured at Fair Value on a Non-Recurring Basis

Grupo Aval is required, on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost, when sufficient market data is not available.

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2019 and 2018 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2019
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	870,110	Ps.	870,110
Non- current assets held for sale		—		—		206,193		206,193
	Ps.	—	Ps.	—	Ps.	1,076,303	Ps.	1,076,303

	Level 1		Level 2		Level 3		Total
December 31, 2018
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	896,257	Ps.	896,257
Non- current assets held for sale		—		—		186,714		186,714
	Ps.	—	Ps.	—	Ps.	1,082,971	Ps.	1,082,971

5.3          Fair Value determination

The following tables provide information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities, with fair value hierarchy classification of level 2 or level 3.

Level 2 instruments are those which are valued using inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

The following table provides information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities classified as level 2.

	Valuation technique Level 2	Significant inputs
ASSETS
Investments in debt securities at fair value
In Colombian Pesos
Securities issued or secured by the Colombian Government	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Securities issued or secured by other Colombian Government entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Securities issued or secured by other financial entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Yield and margin
Securities issued or secured by non-financial sector entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Others	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Yield and margin
In Foreign Currency
Securities issued or secured by the Colombian Government	Market price	Market price(2)
Securities issued or secured by other Colombian Government entities	Discounted cash flow	Theoretical price / estimated price(1)
Average price / market price(2)
Securities issued or secured by foreign Governments	Internal model	Discounted cash flows using yields from similar securities outstanding
Negotiation price, if there are not negotiations, it is calculated by groups of debt securities according to the Superintendency of Pensions methodologies.
	Market price	Last auction allocation price
Market price(2)
Market price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by central banks	Internal model	Discounted cash flows using yields from similar securities outstanding
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by other financial entities	Discounted cash flow	Theoretical price / estimated price(1)
	Internal model	Discounted cash flows using yields from similar securities outstanding
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Bloomberg Generic
Market price(2)
Securities issued or secured by non-financial sector entities	Market price	Theoretical price / estimated price(1)
Market price(2)
Others	Discounted cash flow	Theoretical price / estimated price(1)
	Market price	Market price or price calculated based on benchmarks set by price providers methodologies
Negotiation price, if there are not negotiations, it is calculated by groups of debt securities according to the Superintendency of Pensions methodologies.
Last auction allocation price
Quoted price
Market price(2)
Bloomberg Generic
Equity securities
Corporate stock	Market price	Estimated prices(1)
Investment funds	Market price	Market value of underlying assets, less management and administrative fees
Pension and severance funds (3)	Market price	Market value of underlying assets, less management and administrative fees

Trading derivatives
Foreign currency forward	Discounted cash flow	Underlying asset price
Debt securities forward		Currency curve by underlying asset
Interest rate swap		Forward Exchange rates curve of the operation’s currency
Cross currency swap		Implicit curves of Exchange rates forwards
Swap (others)		Swap curves by underlying asset
Currency options		Implicit volatilities matrixes and curves
Foreign currency futures	Market	Market price(2)
Spot, rates, days to maturity
Debt securities futures	Market	Market price(2)
Spot, rates, days to maturity
Hedging derivatives
Currency forward	Discounted cash flow	Curves by currency
Foreign currency futures	Market	Market price(2)
LIABILITIES
Derivatives held for trading
Foreign currency forward	Discounted cash flow	Underlying asset price
Debt securities forward		Currency curve by underlying asset
Interest rate swap		Forward Exchange rates curve of the operation’s currency
Currency swap		Implicit curves of exchange rates forwards
Swap (others)		Swap curves by underlying asset
Currency options		Implicit volatilities matrixes and curves
Foreign currency futures	Market	Market price(2)
Spot, rates, days to maturity
Debt securities futures	Market	Market price(2)
Spot, rates, days to maturity
Hedging derivatives
Foreign currency forward	Discounted cash flow	Underlying asset price
Interest rate swap		Currency curve by underlying asset
Forward Exchange rates curve of the operation’s currency
Implicit curves of Exchange rates forwards
Swap curves by underlying asset
Implicit volatilities matrixes and curves
Foreign currency futures	Market	Market price(2)
(1)

Estimated Price: A valuation model based on information obtained from a price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.

(2)	Quoted market prices (i.e. obtained from price vendors)
(3)	The subsidiary Porvenir S. A. according to Colombian rules is required to invest to 1% of its total assets under management from severance and mandatory pension funds.

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

	Valuation technique Level 3	Significant unobservable inputs
ASSETS
Investments in debt securities at fair value
In Colombian Pesos
Other	Discounted cash flow	Projected payments flow of mortgage securitizations
Equity securities
Investments in equity securities (1)		- Growth in values after 5 years
	Discounted cash flow	- Net Income
- Growth in residual values after 5 years
- Discount interest rates
- EBITDA Value
	Comparable Multiples	- Multiple of EBITDA
- Net income value
- Multiple of net income
Other financial assets
Assets under concession contracts	Discounted cash flow	- Free cash flow generated solely by assets under concession.
- Concession contract’s maturity period
- Perpetuity value of the year “n” free-cash flow
- Weighted Average Cost of Capital ("WACC").

The detail of valuation process for financial assets in concession arrangements are outlined in (2)
Non-financial assets
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3)
Investment properties	Discounted cash flow	The processes used to collect data and determine the fair value of investment properties are described in (4)

(1)          Valuation of equity securities Level 3

Investments with fair value hierarchy level 3 have significant unobservable inputs. Level 3 instruments includes equity instruments, which are not quoted on any stock exchange. Given that observable prices are not available for these securities, Grupo Aval has used valuation techniques as discounted cash flows to obtain fair value.

The following table includes a sensitivity analysis of main equity securities by 47,492 as of December 31, 2019 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	2,860	Ps.	(2,865)
Adjusted net Asset Value
Most relevant variable in assets	+/-10%		331		(287)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		303		(270)
	+/-30 bp		220		(223)
Income	+/-1%		858		(1,017)
	+/- 1% anual		371		(378)
Discount rates	+/- 50 bp		604		(607)
Discount interest rates	+/- 50 bp		648		(639)
		Ps.	6,195	Ps.	(6,286)

(2)          Valuation of financial assets under Gas and Energy concession arrangement rights

Promigas and subsidiaries, designated the financial assets under concession contracts at fair value, the method used to estimate it is discounted cash flows.

The assumptions and inputs used in the calculation of the financial asset estimate were:

•	The expiration date of each concession contract.
•	The proportion of the expiry period left of each of the concession contracts in force.
•	Operational cash flows (only) of the assets under concession.

The components of the calculations are the following:

•	Free cash flow generated solely by assets under concession.
•	Expiry period of the concession.
•	Amount in - perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring in a growth in the residual amount between 1% and 3% each year.
•	Current amount of the residual amount Weighted Average Cost of Capital (WACC *), between 8.64% and 9.09% each year.

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each, updated annually. The following variables were used for determining the WACC:

•	Beta unlevered USA (Oil/Gas Distribution): Damodaran. (Unlevered Beta 0.61, 2018)
•	Risk Free Rate, Source: Geometric Average 1992‑2018 of American bonds “T-Bonds”.
•	Market Return, Source: Geometric Average 1992‑2018 Damodaran “Stocks” USA.
•	Market Premium: Market Return – Risk Free Rate.
•	Country Risk Premium: Average last 5 years EMBI (Difference between 10‑year Colombian sovereign bonds and 10 years “T-Bonds”). Damodaran.
•	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The value of the financial asset at December 31, 2019 is 2,706,030 and 2,488,414 at 2018, the sensitivity analysis shows their increase or decrease.

	December 31, 2019				December 31, 2018
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(637,556)	Ps.	979,942	Ps.	(637,463)	Ps.	979,778
Perpetuity growth rate (*)		550,652		(387,750)		550,567		(387,696)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

(3)          Biological Assets

Fair value of Grupo Aval subsidiaries “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.5.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.          Biological assets growing in rubber crops:

The price of natural rubber used to calculate the 2020-2022 cash flows was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton since  December 2016 0.47 (USD  1,542/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

Yield per hectare: Based on the crop composition and the planting year of the different clones, we forecasted a stepwise yield per hectare starting in year 7 after plantation and stabilizing after year 10.

Tons of rubber per
Year	hectare per year
Year 7	0.60
Year 8	0.90
Year 9	1.40
Year 10 and other	1.90

Costs and administrative expenses: Costs are forecasted considering the different activities incurred during the life of a rubber project. A cost per hectare is forecasted for every key activity such as crop establishment, maintenance of immature plant and maintenance and harvest of mature plants.

Discount rate: Based on the data for the “Farming/Agriculture” sector of Damodaran Online’s Global Markets data base, a cost of equity of 11.98% as of December 31, 2019 and 16.75% as of December 31, 2018 was defined. Additionally, a cost of debt of 6.64% as of December 31, 2019 and 6.29% as of December 31, 2018 was defined based on existing debt market conditions. Based on the above, the discount rate, or WACC, was determined to be 10.79% as of December 31, 2019 and 10.74% as of December 31, 2018.

2.          Biological assets growing in African palm crops:

The price of African palm oil (USD per ton) used to calculate the 2020-2021 cash flows was forecasted based on the average price of palm oil since January 2017 (USD 690.39/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

The source of information for international prices for Colombia’s market are the following:

•

Crude palm oil: BURSA MALAYSIA DERIVATIVES (BMD) – Crude Palm Oil Futures (FCPO) – Third Position. It is a relevant international market prices, of easy public access, and is provided by transparent and objective source.

•	For the price forecast, available future prices (FCPO) were also used as reference.

Yield per hectare: Based on the crop composition and the re-planting year of the crops which started in 2006, we forecasted a stepwise yield per hectare for each plantation as follows:

Tons of fresh fruit
Year	per hectare
0 to 3	—
4	4
5	10
6	12
7	22
7 to 18	22
More than 18	36
Weighted average	18

Extraction rate: The oil extraction rate (OER) is a factor that defines the amount of crude palm oil that is produced. The OER varies depending on the age of the plantation, and was forecasted based on the following table:

Year	Extraction Rate (%)
0 to 3	19
4	23
5	23
6	23
7	23
7 to 18	23
More than 18	21
Weighted average	23

Costs and administrative expenses: Costs are forecast considering the different activities that are incurred during the life of an African palm crop. A cost per hectare is forecast for every key activity such as crop establishment, maintenance and exploitation, harvest and transport.

Discount rate: Based on the data for the “Farming/Agriculture” sector of Damodaran Online’s Global Markets data base, a cost of equity of 11.98% as of December 31, 2019 and 16.75% as of December 31, 2018 was defined. Additionally, a cost of debt 6.64% as of December 31, 2019 and 6.29% as of December 31, 2018 was defined based on existing debt market conditions. Based on the above, the discount rate, or WACC, was determined to be 10.79% as of December 31, 2019 and 10.74% as of December 31, 2018.

Sensitivity analysis of Biological Assets at fair value

As a result of its investment in Corficolombiana, Grupo Aval´s assets include certain biological assets, that consist primarily of rubber and African palm oil. Grupo Aval does not sells its products in the Rotterdam market or produces/sells African palm oil from Malaysia. However, Grupo Aval has knowledge that the price of rubber and African palm oil traded at both markets is used to determine the price reference of these commodities.

If the average price of technically specified rubber (TSR20) and crude palm oil (CPO) had been 5% higher or lower in 2019 and 2018, with all the other variables remaining constant and excluding the effect of hedging activities, Grupo Aval’s profits for the period, before taxes, would have been the following, including only the product growing on bearer plants.

Rubber Plantations

	TSR20 reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	1,619	5%	61,736	10,550
Dec-19	1,542	Baseline scenario	57,698	6,513
	1,465	(5)%	53,660	2,475
	1,597	5%	43,609	4,241
Dec-18	1,521	Baseline scenario	41,533	2,164
	1,445	(5)%	39,456	88

African Palm Plantations

	CPO reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	725	5%	35,990	582
Dec-19	690	Baseline scenario	32,509	(2,900)
	656	(5)%	29,027	(6,382)
	705	5%	31,272	(7,792)
Dec-18	671	Baseline scenario	29,783	(9,281)
	638	(5)%	28,293	(10,770)

The fair value of biological assets is also affected by different circumstances in the market such as climate, natural disasters and plagues. The subsidiaries that manage biological assets have taken all the necessary precautions to reduce these risks.

An analysis of any situation that could compromise the fulfilment of the company´s objectives is carried out by the different technical areas and the potential impact of any deviation is also measured. The result of said analysis is informed to top management to determine, in accordance with the significance of the situation, if they need to be reported to the Board of Directors.

(4)          Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period using, as a basis, independent appraisal expert whose report is obtained and reviewed by management. While in Colombia, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions. (See note 15.4)

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgment from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value. (See note 5.1)

5.4          Transfers between level 1 and level 2 of the fair value hierarchy

The following table summarizes the transfer between fair value levels 1 and 2 during 2019 and 2018. In general, transfers between Level 1 and Level 2 in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

December 31, 2019

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	72,451	Ps.	591,093
Securities issued or secured by other Colombian Government entities		—		1		—		38,324
Securities issued or secured by other financial entities		—		—		3,301		119,271
	Ps.	—	Ps.	1	Ps.	75,752	Ps.	748,688

December 31, 2018

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	17,668	Ps.	14,081
Securities issued or secured by other Colombian Government entities		—		—		229,202		—
Securities issued or secured by other financial entities		—		—		—		189,013
	Ps.	—	Ps.	—	Ps.	246,870	Ps.	203,094

There were no transfers of fair values between levels 2 to or from level 3.

5.5          Reconciliation Level 3 of the fair value hierarchy

The reconciliation of the balances at the beginning of the period to the closing balances with the fair value measurements classified at Level 3 is shows in the following table.

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
December 31, 2016	Ps.	27,377	Ps.	—	Ps.	2,072,674	Ps.	48,002	Ps.	610,188
Valuation adjustment with an effect on income		765		—		209,937		13,503		46,675
Valuation adjustments with an effect on OCI		(8,540)		—		—		—		—
Transfers to non-current assets held for sale		—		—		—		—		101,469
Reclassification		—		25,341		—		—		(30,143)
Additions		—		—		—		24,409		84,036
Sales / redemptions		—		—		—		(19,775)		(28,431)
December 31, 2017	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794
Adoption IFRS 9 (1)		—		102,214		—		—		—
Valuation adjustment with an effect on income		(5,119)		9,207		205,803		20,606		39,415
Valuation adjustments with an effect on OCI		—		1,426		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		19,719
Reclassification		—		25,989		—		(96)		10,780
Additions		—	(*)	396,136		—		20,900		61,300
Sales / redemptions		(750)		—		—		(23,343)		(78,684)
December 31, 2018	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324
Valuation adjustment with an effect on income		(3,018)		18,721		217,616		18,914		19,597
Valuation adjustments with an effect on OCI		—		3,101		—		—		5,288
Transfers from non-current assets held for sale		—		—		—		—		21,722
Reclassification		—		—		—		—		(2,078)
Additions		—		238		—		20,559		116,702
Sales / redemptions		(613)		(74)		—		(18,822)		(68,989)
December 31, 2019	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566

(*)    Includes investment in NEXUS Real Estate Capital Funds by Banco de Bogota of Ps. 330,350, Banco Popular of Ps.24,222, Alpopular of Ps. 41,070 and Fiduciaria Popular of Ps.494

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018.  According to the transition methods chosen, comparative information is not restated. See note 2(2.4 (C)).

5.6          Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value as of December 31, 2019 and 2018, only for disclosure purposes.

	December 31, 2019				December 31, 2018
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	3,053,862	Ps.	3,031,355	Ps.	2,972,616	Ps.	2,984,973
Credit portfolio at amortized cost (2)		173,942,317		183,308,411		168,685,654		176,228,181
Total financial assets	Ps.	176,996,179	Ps.	186,339,766	Ps.	171,658,270	Ps.	179,213,154

Liabilities
Customer deposits (3)	Ps.	175,491,421	Ps.	176,310,606	Ps.	164,359,451	Ps.	164,682,493
Financial obligations (4)		54,844,576		56,116,678		51,211,990		51,811,778
Total financial liabilities	Ps.	230,335,997	Ps.	232,427,284	Ps.	215,571,441	Ps.	216,494,271
(1)	Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.

(2)	Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3)	Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4)	Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.